Property & Equipment (Details) - Schedule of Property and Equipment, Net - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Property, Plant and Equipment [Line Items]
Total cost	$ 663,946	$ 921,094
Less: Accumulated depreciation	324,372	284,107
Total, net	339,574	636,987
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	56,407	71,355
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost	100,987	338,886
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Total cost	501,817	502,969
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 4,735	$ 7,884